Statement of Changes in Net Assets Available for Benefits - EBP 20-2991357 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net appreciation in fair values of investments	$ 24,958,377
Interest and dividend income from investments	5,098,027
Interest income on notes receivable from participants	240,292
Contributions
Participants	9,204,921
Employer	1,740,000
Rollover	301,829
Total contributions	11,246,750
Total additions	41,543,446
Deductions
Benefits paid to participants	22,792,014
Administrative expenses	429,183
Total deductions	23,221,197
Net increase	18,322,249
Net assets available for benefits
Beginning of year	230,249,947
End of year	$ 248,572,196